Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities, Amortized cost, Matures in less than five years	$ 953,150	$ 956,797
Available-for-sale securities, Amortized cost, Matures in more than five years	7,312	2,990
Available-for-sale securities, Amortized Cost	960,462	959,787
Investment at fair value through Profit & Loss	11,649	10,475
Debt and Equity Securities, Amortized Cost	972,111	970,262
Available-for-sale securities, Market Value, Matures in less than five years	940,212	962,103
Available-for-sale securities, Market Value, Matures in more than five years	6,971	3,033
Available-for-sale marketable securities, Market Value	947,183	965,136
Investment at fair value through Profit & Loss	10,034	10,553
Marketable securities	$ 957,217	$ 975,689